Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Schedule of Available-for-sale Securities
The carrying amounts and fair values of our available for sale securities at March 31, 2014 and December 31, 2013 are as follows:

	March 31, 2014
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$130	$126	$4	$—	$130
State and political subdivisions	1,072	1,038	35	(1)	1,072
Corporate debt securities	1,739	1,693	50	(4)	1,739
Foreign government bonds	41	43	—	(2)	41
Mortgage-backed/asset-backed securities	104	100	4	—	104
Preferred stock available for sale	151	150	5	(4)	151
Equity securities available for sale	135	71	65	(1)	135
Total	$3,372	$3,221	$163	$(12)	$3,372

	December 31, 2013
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$126	$121	$5	$—	$126
State and political subdivisions	1,075	1,042	36	(3)	1,075
Corporate debt securities	1,606	1,565	47	(6)	1,606
Foreign government bonds	43	44	1	(2)	43
Mortgage-backed/asset-backed securities	109	105	4	—	109
Preferred stock available for sale	151	158	3	(10)	151
Equity securities available for sale	136	71	65	—	136
Total	$3,246	$3,106	$161	$(21)	$3,246

 The carrying amounts and fair values of our available for sale securities at December 31, 2013 and 2012 are as follows:

	December 31, 2013
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$126	$121	$5	$—	$126
States and political subdivisions	1,075	1,042	36	(3)	1,075
Corporate debt securities	1,606	1,565	47	(6)	1,606
Foreign government bonds	43	44	1	(2)	43
Mortgage-backed/asset-backed securities	109	105	4	—	109
Preferred stock available for sale	151	158	3	(10)	151
Equity securities available for sale	136	71	65	—	136
Total	$3,246	$3,106	$161	$(21)	$3,246

	December 31, 2012
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$139	$130	$9	$—	$139
States and political subdivisions	1,300	1,239	61	—	1,300
Corporate debt securities	1,499	1,440	71	(12)	1,499
Foreign government bonds	48	45	3	—	48
Mortgage-backed/asset-backed securities	154	146	8	—	154
Preferred stock available for sale	217	207	10	—	217
Equity securities available for sale	138	103	40	(5)	138
Total	$3,495	$3,310	$202	$(17)	$3,495

Investments Classified by Contractual Maturity Date
The following table presents certain information regarding contractual maturities of our fixed maturity securities at March 31, 2014:

	March 31, 2014
	Amortized	% of	Fair	% of
Maturity	Cost	Total	Value	Total
	(Dollars in millions)
One year or less	$337	11%	$339	11%
After one year through five years	2,000	67	2,062	67
After five years through ten years	556	19	574	19
After ten years	7	—	7	—
Mortgage-backed/asset-backed securities	100	3	104	3
Total	$3,000	100%	$3,086	100%
Subject to call	$1,709	57%	$1,749	57%

The following table presents certain information regarding contractual maturities of our fixed maturity securities at December 31, 2013:

	December 31, 2013
Maturity	Amortized Cost	% of Total	Fair Value	% of Total
	(Dollars in millions)
One year or less	$363	13%	$368	12%
After one year through five years	1,845	64	1,906	65
After five years through ten years	559	19	571	19
After ten years	5	—	5	—
Mortgage-backed/asset-backed securities	105	4	109	4
	$2,877	100%	$2,959	100%
Subject to call	$1,572	55%	$1,606	54%

Schedule of Temporary Impairment Losses, Investments
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2014 and December 31, 2013, were as follows (in millions):

March 31, 2014
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
State and political subdivisions	$132	$(1)	$7	$—	$139	$(1)
Corporate debt securities	415	(2)	25	(2)	440	(4)
Foreign government bonds	25	(1)	6	(1)	31	(2)
Preferred stock available for sale	51	(4)	—	—	51	(4)
Equity securities available for sale	12	(1)	—	—	12	(1)
Total temporarily impaired securities	$635	$(9)	$38	$(3)	$673	$(12)

December 31, 2013
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
States and political subdivisions	$123	$(3)	$—	$—	$123	$(3)
Corporate debt securities	367	(4)	39	(2)	406	(6)
Foreign government bonds	17	(1)	14	(1)	31	(2)
Preferred stock available for sale	95	(10)	—	—	95	(10)
Total temporarily impaired securities	$602	$(18)	$53	$(3)	$655	$(21)

Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012 are as follows (in millions):

December 31, 2013
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$123	$(3)	$—	$—	$123	$(3)
Corporate debt securities	367	(4)	39	(2)	406	(6)
Foreign government bonds	17	(1)	14	(1)	31	(2)
Preferred stock available for sale	95	(10)	—	—	95	(10)
Total temporarily impaired securities	$602	$(18)	$53	$(3)	$655	$(21)

December 31, 2012
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	96	(5)	34	(7)	130	(12)
Equity securities available for sale	31	(3)	3	(2)	34	(5)
Total temporarily impaired securities	$127	$(8)	$37	$(9)	$164	$(17)

Realized Gains and Losses and Proceeds From Sales on Investments and Other Assets
The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the three-month periods ending March 31, 2014 and 2013, respectively:

	Three months ended March 31, 2014
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(Dollars in millions)
Fixed maturity securities available for sale	$2	$—	$2	$301
Preferred stock available for sale	—	(2)	(2)	28
Other long-term investments			2	2
Total			$2	$331

	Three months ended March 31, 2013
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(Dollars in millions)
Fixed maturity securities available for sale	$3	$(3)	$—	$245
Equity securities available for sale	1	—	1	3
Other long-term investments			(1)	—
Other assets			(2)	—
Total			$(2)	$248

The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the years ending December 31, 2013, 2012, and 2011, respectively:

	Year ended December 31, 2013
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$10	$(4)	$6	$887
Preferred stock available for sale	7	(2)	5	121
Equity securities available for sale	15	(1)	14	43
Other long-term investments			(3)	—
Debt extinguishment costs			(3)	—
Other assets			(7)	1
Total			$12	$1,052

	Year ended December 31, 2012
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$16	$(5)	$11	$976
Preferred stock available for sale	—	—	—	29
Equity securities available for sale	3	—	3	8
Gain on consolidation of O'Charley's and ABRH			73	—
Bargain purchase gain on O'Charley's			48	—
Gain on consolidation of Remy			79	—
Loss on early extinguishment of 5.25% bonds			(6)	—
Other assets			(21)	2
Total			$187	$1,015

	Year ended December 31, 2011
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$38	$(18)	$20	$1,251
Preferred stock available for sale	—	—	—	21
Equity securities available for sale	2	—	2	16
Other long-term investments			(4)	32
Other assets			(11)	6
Total			$7	$1,326

Investment Income
Interest and investment income consists of the following:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Cash and cash equivalents	$1	$—	$1
Fixed maturity securities available for sale	99	117	130
Equity securities and preferred stock available for sale	16	14	6
Other	13	13	6
Total	$129	$144	$143

Schedule of Equity Method Investments
Investments in unconsolidated affiliates are recorded using the equity method of accounting. As of March 31, 2014 and December 31, 2013, investments in unconsolidated affiliates consisted of the following (dollars in millions):

	Current Ownership	March 31, 2014	December 31, 2013
Ceridian	32%	$254	$295
Other	Various	61	62
Total		$315	$357

Investments in unconsolidated affiliates are recorded using the equity method of accounting and as of December 31, 2013 and 2012 consisted of the following (in millions):

	Ownership at December 31, 2013	2013	2012
Ceridian	32%	$295	$351
Other	various	62	41
Total		$357	$392

Ceridian summarized financial information balance sheet
Summarized financial information for Ceridian for the relevant dates and time periods included in our Condensed Consolidated Financial Statements is presented below.

	March 31, 2014	December 31, 2013
	(In millions)
Total current assets before customer funds	$1,261	$1,097
Customer funds	4,434	3,897
Goodwill and other intangible assets, net	4,407	4,452
Other assets	120	122
Total assets	$10,222	$9,568
Current liabilities before customer obligations	$1,095	$958
Customer obligations	4,412	3,883
Long-term obligations, less current portion	3,407	3,406
Other long-term liabilities	491	500
Total liabilities	9,405	8,747
Equity	817	821
Total liabilities and equity	$10,222	$9,568

Summarized financial information for the periods included in our Consolidated Financial Statements for Ceridian is presented below:

	September 30, 2013	September 30, 2012
	(In millions)
Total current assets before customer funds	$1,106	$1,209
Customer funds	3,000	3,925
Goodwill and other intangible assets, net	4,484	4,630
Other assets	119	157
Total assets	$8,709	$9,921
Current liabilities before customer customer obligations	$836	$995
Customer obligations	2,986	3,874
Long-term obligations, less current portion	3,449	3,445
Other long-term liabilities	496	488
Total liabilities	7,767	8,802
Equity	942	1,119
Total liabilities and equity	$8,709	$9,921

Ceridian summarized financial information income statement

	Period from October 1, 2012, through September 30, 2013	Period from October 1, 2011, through September 30, 2012
	(In millions)
Total revenues	$1,511	$1,507
Loss before income taxes	(88)	(66)
Net loss	(111)	(56)

Equity method investments summarized financial information income statement [Table Text Block]

	Six Months Ended March 31, 2014	Three Months Ended December 31, 2012
	(In millions)
Total revenues	$750	$400
Loss before income taxes	(105)	(15)
Net loss	(105)	(16)